Defiance GRNY Option Income ETF
Defiance NUKZ Option Income ETF
(together, the “Funds”)

Supplement dated November 17, 2025 to the Funds’ currently effective
Prospectus and Statement of Additional Information, each dated November 10, 2025

The following information supplements and should be read in conjunction with the Funds’ Prospectus and Statement of Additional Information.

Shares of the Funds are not currently available for purchase on the secondary market.

Please retain this Supplement with your Prospectus and
Statement of Additional Information for future reference.